CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares shares	Class C Ordinary Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock shares	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2017	¥ (1,641,768)					¥ 1	¥ 289,674			¥ (8,759)		¥ (1,922,748)		¥ (1,641,832)		¥ 64
Balances (in shares) at Dec. 31, 2017 | shares						4,329,000
Net loss for the year	(926,950)											(927,022)		(927,022)		72
Issuance of ordinary shares, net of issuance cost of 80,128	1,109,517						1,109,517							1,109,517
Issuance of ordinary shares, net of issuance cost, shares | shares			659,131
Conversion of convertible redeemable preferred shares upon initial public offering (Note 14)	1,024,709		¥ 1		¥ 1	¥ (1)	1,024,708							1,024,709
Conversion of convertible redeemable preferred shares upon initial public offering (Note 14), shares | shares			1,159,252	826,389	4,265,286	(4,329,000)
Share repurchase	(34,828)						(34,828)							(34,828)
Share repurchase, shares | shares			(45,082)						45,082
Share-based compensation	2,751						2,751							2,751
Foreign currency translation adjustments	127,586									127,586				127,586
Balances at Dec. 31, 2018	(338,983)		¥ 1		¥ 1		2,391,822			118,827		(2,849,770)		(339,119)		136
Balances (in shares) at Dec. 31, 2018 | shares			1,773,301	826,389	4,265,286				45,082
Net loss for the year	(395,165)											(394,817)		(394,817)		(348)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 14), shares | shares			6,600		(6,600)
Share repurchase	(30,793)						(30,793)							(30,793)
Share repurchase, shares | shares			(51,895)						51,895
Share-based compensation	2,970						2,970							2,970
Foreign currency translation adjustments	23,608									23,608				23,608
Balances at Dec. 31, 2019	(738,363)		¥ 1		¥ 1		2,363,999			142,435		(3,244,587)		(738,151)		(212)
Balances (in shares) at Dec. 31, 2019 | shares			1,728,006	826,389	4,258,686				96,977
Net loss for the year	(430,988)	$ (66,051)										(430,542)		(430,542)		(446)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 14), shares | shares			148,438		(148,438)
Share repurchase	(26,579)						(26,579)							(26,579)
Share repurchase, shares | shares			(163,884)						163,884
Share-based compensation	29,748						29,748							29,748
Share-based compensation, shares | shares			80,000						(80,000)
Foreign currency translation adjustments	(45,945)	(7,041)								(45,945)				(45,945)
Balances at Dec. 31, 2020	¥ (1,212,127)	$ (185,767)	¥ 1		¥ 1		¥ 2,367,168	$ 362,784		¥ 96,490	$ 14,788	¥ (3,675,129)	$ (563,238)	¥ (1,211,469)	$ (185,666)	¥ (658)	$ (101)
Balances (in shares) at Dec. 31, 2020 | shares			1,792,560	826,389	4,110,248				180,861